united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Grayson Sanders

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 4/30

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (44.5%)

	DIVERSIFIED (44.5%)

	Private Investment Funds * (37.2%)
2,137	AEW Core Property Trust (U.S.), Inc. - Class A	$ 2,064,665
8	American Core Realty Fund	1,018,698
16,990	Barings Core Property Fund	2,085,125
		5,168,488
	Public Non-Traded Fund (7.3%)
89,623	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	1,014,530

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,132,614)	6,183,018

	TOTAL INVESTMENTS (44.5%)
	(Cost $6,132,614) **	6,183,018

	OTHER ASSETS LESS LIABILITIES (55.5%)	7,707,170

	NET ASSETS (100.0%)	$ 13,890,188

	* Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $5,168,488 or 37.2% of net assets.
	** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,132,614 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 52,126
	Unrealized depreciation:	(1,722)
	Net unrealized appreciation:	$ 50,404

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by PREDEX (the "Fund"). The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Security Valuation – Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Real Estate Investment Trusts – The Fund invests a significant portion of its assets in Private Investment Funds (“Private Funds”). The Private Funds measure their real estate investments at fair value, and report a NAV per share on a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market.

Fair Value Measurements –The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Fund’s assets measured at fair value:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$ 1,014,530	$ -	$ 5,168,488	$ 6,183,018
Total	$ 1,014,530	$ -	$ 5,168,488	$ 6,183,018

* Refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate Investment Trusts
Beginning Balance		$ -
Total Realized Gain (loss)		-
Change in Appreciation (Depreciation)		46,838
Cost of Purchases		5,121,650
Proceeds from Sales and Return of Capital		-
Accrued Interest		-
Net transfers in/out of Level 3		-
Ending Balance		$ 5,168,488

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

*/s/ J. Grayson Sanders

J. Grayson Sanders., Principal Executive Officer/President

Date 3/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 3/30/17

By (Signature and Title)

*/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 3/30/17